Securities - Gross Unrealized Losses and Fair Value, Aggregated by Investment Category and Length of Time that Individual Securities have been in a Continuous Unrealized Loss Position (Details) - USD ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Securities
Less than 12 Months, Fair Value	$ 7,082	$ 155,816
Less than 12 Months, Unrealized Losses	(811)	(9,941)
12 Months or More, Fair Value	116,014	10,300
12 Months or More, Unrealized Losses	(10,376)	(1,501)
Total, Fair Value	123,096	166,116
Total, Unrealized Losses	(11,187)	(11,442)
US Government Agencies Debt Securities [Member]
Securities
Less than 12 Months, Fair Value		44,032
Less than 12 Months, Unrealized Losses		(968)
12 Months or More, Fair Value	44,268
12 Months or More, Unrealized Losses	(732)
Total, Fair Value	44,268	44,032
Total, Unrealized Losses	(732)	(968)
Subordinated Debt [Member]
Securities
Less than 12 Months, Fair Value	3,717	11,185
Less than 12 Months, Unrealized Losses	(799)	(1,565)
12 Months or More, Fair Value	20,583	10,300
12 Months or More, Unrealized Losses	(3,914)	(1,501)
Total, Fair Value	24,300	21,485
Total, Unrealized Losses	(4,713)	(3,066)
State and municipal obligations
Securities
Less than 12 Months, Fair Value	3,365	100,599
Less than 12 Months, Unrealized Losses	(12)	(7,408)
12 Months or More, Fair Value	51,163
12 Months or More, Unrealized Losses	(5,730)
Total, Fair Value	54,528	100,599
Total, Unrealized Losses	$ (5,742)	$ (7,408)